ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE

	As of December 31,
	2019	2020
	RMB	RMB	US$

Receivables due from partners	8,072	2,364	363
Receivables due from corporate customers	14,729	15,017	2,301
	22,801	17,381	2,664